Shareholder Report, Holdings (Details) - C000069418	Sep. 30, 2024
Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Trade Finance Agreements
Holdings [Line Items]
Percent of Net Asset Value	81.70%